Pension Plan (Summary Of Net Periodic Pension Cost And Amounts Recognized In Other Comprehensive Income) (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Pension Plan [Abstract]
Service cost	$ 310,335	$ 325,693	$ 306,799
Interest cost	362,561	307,871	322,198
Expected return on assets	(225,814)	(537,923)	(448,470)
Amortization of net loss		663,536	492,391
Amortization of prior service cost	17,467	17,469	17,469
Net periodic pension cost	464,549	776,646	690,387
Net loss (gain) arising during the period	2,797,734	(879,193)	488,972
Amortization of net loss included in net periodic pension cost		(663,536)	(492,391)
Amortization of prior service cost included in net periodic pension cost	(17,467)	(17,469)	(17,469)
Total loss (gain) recognized in other comprehensive income	2,780,267	(1,560,198)	(20,888)
Total recognized in net periodic pension cost and other comprehensive income	$ 3,244,816	$ (783,552)	$ 669,499